REDEEMABLE NONCONTROLLING INTEREST - Changes (Details) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Changes in the redeemable noncontrolling interests
Balance at the beginning of period		₽ 13,035	$ 165.3	₽ 9,821
Change in redemption value		1,337	17.0	3,058
Acquisition of redeemable noncontrolling interests	₽ 209			209
Additional contribution		956	12.1	4,201
Redeemed during the period		(218)	(2.8)	(13)
Exchange noncontrolling interests				(4,226)
Purchase of redeemable noncontrolling interests		(747)	(9.5)
Net loss attributable to redeemable noncontrolling interests		(99)	(1.3)	(65)
Foreign currency translation adjustment		(18)	(0.1)	50
Balance at the end of period		₽ 14,246	$ 180.7	₽ 13,035